SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-64845)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 55	[X]
and

REGISTRATION STATEMENT (NO. 811-07443) UNDER THE INVESTMENT COMPANY ACT
OF 1940
Amendment No. 57 [X]

VANGUARD WHITEHALL FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on March 7, 2014, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 7th day of March, 2014.

VANGUARD WHITEHALL FUNDS
BY:___________/s/ F. William Mc Nabb III*_________

F. William McNabb III

Chairman and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chief Executive Officer,	March 7, 2014
President, and Trustee
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	March 7, 2014
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	March 7, 2014
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	March 7, 2014
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	March 7, 2014
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	March 7, 2014
F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	March 7, 2014
Mark Loughridge
/s/ Scott C. Malpass*	Trustee	March 7, 2014
Scott C. Malpass
/s/ André F. Perold*	Trustee	March 7, 2014
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	March 7, 2014
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	March 7, 2014
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	March 7, 2014
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see File Number 2-11444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE